Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Financial Statement Items Measured at Fair Value on Recurring Basis

Following is a summary of financial statement items that are measured at fair value on a recurring basis:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$122,088	$—	$—	$122,088
Mortgage-backed securities at fair value	—	865,061	—	865,061
Mortgage loans acquired for sale at fair value	—	1,673,112	—	1,673,112
Mortgage loans at fair value	—	367,169	1,354,572	1,721,741
Excess servicing spread purchased from PFSI	—	—	288,669	288,669
Derivative assets:
Interest rate lock commitments	—	—	7,069	7,069
CRT Agreements	—	—	15,610	15,610
MBS put options	—	1,697	—	1,697
MBS call options		142	—	142
Forward purchase contracts	—	30,879	—	30,879
Forward sales contracts	—	13,164	—	13,164
Put options on interest rate futures	2,469	—	—	2,469
Call options on interest rate futures	63	—	—	63
Total derivative assets before netting	2,532	45,882	22,679	71,093
Netting	—	—	—	(37,384)
Total derivative assets after netting	2,532	45,882	22,679	33,709
Mortgage servicing rights at fair value	—	—	64,136	64,136
	$124,620	$2,951,224	$1,730,056	$4,768,516
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$353,898	$—	$353,898
Interest-only security payable at fair value	—	—	4,114	4,114
Derivative liabilities:
Interest rate lock commitments	—	—	3,292	3,292
Forward purchase contracts	—	7,619	—	7,619
Forward sales contracts	—	17,974	—	17,974
Put options on interest rate futures	—	—	—	—
Total derivative liabilities before netting	—	25,593	3,292	28,885
Netting	—	—	—	(19,312)
Total derivative liabilities after netting	—	25,593	3,292	9,573
	$—	$379,491	$7,406	$367,585

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Short-term investments	$41,865	$—	$—	$41,865
Mortgage-backed securities at fair value	—	322,473	—	322,473
Mortgage loans acquired for sale at fair value	—	1,283,795	—	1,283,795
Mortgage loans at fair value	—	455,394	2,100,394	2,555,788
Excess servicing spread purchased from PFSI	—	—	412,425	412,425
Derivative assets:
Interest rate lock commitments	—	—	4,983	4,983
CRT Agreements	—	—	593	593
MBS put options	—	93	—	93
Forward purchase contracts	—	2,444	—	2,444
Forward sales contracts	—	2,604	—	2,604
Put options on interest rate futures	1,512	—	—	1,512
Call options on interest rate futures	1,156	—	—	1,156
Total derivative assets	2,668	5,141	5,576	13,385
Netting	—	—	—	(3,300)
Total derivative assets after netting	2,668	5,141	5,576	10,085
Mortgage servicing rights at fair value	—	—	66,584	66,584
	$44,533	$2,066,803	$2,584,979	$4,693,015
Liabilities:
Asset-backed financing of the VIE at fair value	$—	$247,690	$—	$247,690
Derivative liabilities:
Interest rate lock commitments	—	—	337	337
Forward purchase contracts	—	3,774	—	3,774
Forward sales contracts	—	2,680	—	2,680
Put options on interest rate futures	39	—	—	39
Call options on interest rate futures	305	—	—	305
Total derivative liabilities	344	6,454	337	7,135
Netting	—	—	—	(3,978)
Total derivative liabilities after netting	344	6,454	337	3,157
	$44,877	$2,320,947	$2,585,316	$4,943,862

Summary of Changes in Items Measured Using Level 3 Inputs on Recurring Basis

The following is a summary of changes in items measured using Level 3 inputs on a recurring basis:

	Year ended December 31, 2016
	Mortgage	Excess	Interest		Mortgage
	loans	servicing	rate lock	CRT	servicing
	at fair value	spread	commitments (1)	Agreements (1)	rights	Total
	(in thousands)
Assets
Balance, December 31, 2015	$2,100,394	$412,425	$4,646	$593	$66,584	$2,584,642
Purchases and issuances	—	—	71,892	—	2,739	74,631
Repayments and sales	(626,095)	(129,037)	—	—	—	(755,132)
Capitalization of interest	84,820	22,601	—	—	—	107,421
ESS received pursuant to a recapture agreement with PFSI	—	6,603	—	—	—	6,603
Servicing received as proceeds from sales of mortgage loans	—	—	—	—	7,337	7,337
Proceeds from CRT Agreements	—	—	—	(21,298)	—	(21,298)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	26,910	—	—	—	—	26,910
Other factors	(30,414)	(23,923)	15,944	36,315	(12,524)	(14,602)
	(3,504)	(23,923)	15,944	36,315	(12,524)	12,308
Transfers of mortgage loans to REO and real estate held for investment	(201,043)	—	—	—	—	(201,043)
Transfers of interest rate lock commitments to mortgage loans acquired for sale	—	—	(88,705)	—	—	(88,705)
Balance, December 31, 2016	$1,354,572	$288,669	$3,777	$15,610	$64,136	$1,726,764
Changes in fair value recognized during the period relating to assets still held at December 31, 2016	$(15,877)	$(16,713)	$3,777	$15,610	$(12,524)	$(25,727)

(1)	For the purpose of this table, the IRLC and CRT Agreement “Level 3” fair value asset and liability positions are shown net.

Year ended December 31, 2016
Interest-only
security
payable
(in thousands)
Liability:
Balance, December 31, 2015	$—
Purchases and issuances	—
Repayments and sales	—
Capitalization of interest	—
Changes in fair value included in income arising from:
Changes in instrument- specific credit risk	—
Other factors	4,114
4,114
Balance, December 31, 2016	$4,114
Changes in fair value recognized during the period relating to assets still held at December 31, 2016	$4,114

	Year ended December 31, 2015
	Mortgage	Excess	Interest		Mortgage
	loans	servicing	rate lock	CRT	servicing
	at fair value	spread	commitments (1)	Agreements	rights	Total
	(in thousands)
Balance, December 31, 2014	$2,199,583	$191,166	$5,661	$—	$57,358	$2,453,768
Purchases and issuances	241,981	271,554	—	—	2,335	515,870
Repayments and sales	(218,585)	(78,578)	—	—	—	(297,163)
Capitalization of interest	57,754	25,365	—	—	—	83,119
ESS received pursuant to a recapture agreement with PFSI	—	6,728	—	—	—	6,728
Interest rate lock commitments issued, net	—	—	50,536	—	—	50,536
Servicing received as proceeds from sales of mortgage loans	—	—	—	—	13,963	13,963
Changes in fair value included in income arising from:
Changes in instrument- specific credit risk	42,267	—	—	—	—	42,267
Other factors	38,866	(3,810)	(12,811)	593	(7,072)	15,766
	81,133	(3,810)	(12,811)	593	(7,072)	58,033
Transfers of mortgage loans to REO	(285,331)	—	—	—	—	(285,331)
Transfers of mortgage loans at fair value from “Level 2” to “Level 3” (2)	23,859	—	—	—	—	23,859
Transfers of interest rate lock commitments to mortgage loans acquired for sale	—	—	(38,740)	—	—	(38,740)
Balance, September 30, 2015	$2,100,394	$412,425	$4,646	$593	$66,584	$2,584,642
Changes in fair value recognized during the period relating to assets still held at December 31, 2015	$77,867	$(3,810)	$4,646	$593	$(7,072)	$72,224

(1)	For the purpose of this table, the IRLC “Level 3” fair value asset and liability positions are shown net.
(2)

During the year ended December 31, 2015, the Manager identified certain “Level 2” fair value mortgage loans that were not salable into the prime mortgage market and therefore transferred them to “Level 3”.

	Year ended December 31, 2014
		Mortgage
		loans under
	Mortgage	forward	Excess	Interest	Mortgage
	loans	purchase	servicing	rate lock	servicing
	at fair value	agreements	spread	commitments (1)	rights	Total
	(in thousands)
Balance, December 31, 2013	$2,076,665	$218,128	$138,723	$1,249	$26,452	$2,461,217
Purchases and issuances	554,604	1,386	99,728	—	—	655,718
Repayments and sales	(572,586)	(6,413)	(39,257)	—	(139)	(618,395)
Capitalization of interest	65,050	1,800	13,292	—	—	80,142
ESS received pursuant to a recapture agreement with PFSI	—	—	7,342	—	—	7,342
Interest rate lock commitments issued, net	—	—	—	56,367	—	56,367
Sales				—		—
Servicing received as proceeds from sales of mortgage loans	—	—	—	—	47,693	47,693
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	34,785	1,815	—		—	36,600
Other factors	179,896	(1,012)	(28,662)	17,326	(16,648)	150,900
	214,681	803	(28,662)	17,326	(16,648)	187,500
Transfers of mortgage loans under forward purchase agreements to mortgage loans	205,902	(205,902)	—
Transfers of mortgage loans to REO	(344,733)	—	—	—	—	(344,733)
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements	—	(9,802)	—	—	—	(9,802)
Transfers of interest rate lock commitments to mortgage loans acquired for sale	—	—	—	(69,281)	—	(69,281)
Balance, December 31, 2014	$2,199,583	$—	$191,166	$5,661	$57,358	$2,453,768
Changes in fair value recognized during the period relating to assets still held at December 31, 2014	$134,724	$—	$(28,662)	$5,661	$(16,648)	$95,075

(1)	For the purpose of this table, the IRLC “Level 3” fair value asset and liability positions are shown net.

Fair Values and Related Principal Amounts Due upon Maturity of Mortgage Loans Accounted for Under Fair Value Option

Following are the fair values and related principal amounts due upon maturity of mortgage loans accounted for under the fair value option (including mortgage loans acquired for sale, mortgage loans held in a consolidated VIE, and distressed mortgage loans at fair value):

	December 31, 2016			December 31, 2015
	Fair value	Principal amount due upon maturity	Difference	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans acquired for sale at fair value:
Current through 89 days delinquent	$1,672,181	$1,633,569	$38,612	$1,283,275	$1,235,433	$47,842
90 or more days delinquent
Not in foreclosure	145	189	(44)	304	333	(29)
In foreclosure	786	717	69	216	253	(37)
	931	906	25	520	586	(66)
	$1,673,112	$1,634,475	$38,637	$1,283,795	$1,236,019	$47,776
Mortgage loans at fair value:
Mortgage loans held in a consolidated VIE:
Current through 89 days delinquent	$367,169	$368,524	$(1,355)	$455,394	$454,935	$459
90 or more days delinquent
Not in foreclosure	—	—	—	—	—	—
In foreclosure	—	—	—	—	—	—
	—	—	—	—	—	—
	367,169	368,524	(1,355)	455,394	454,935	459
Distressed mortgage loans at fair value:
Current through 89 days delinquent	611,584	818,665	(207,081)	877,438	1,134,560	(257,122)
90 or more days delinquent
Not in foreclosure	305,431	425,460	(120,029)	459,060	640,343	(181,283)
In foreclosure	437,557	595,534	(157,977)	763,896	1,062,205	(298,309)
	742,988	1,020,994	(278,006)	1,222,956	1,702,548	(479,592)
	1,354,572	1,839,659	(485,087)	2,100,394	2,837,108	(736,714)
	$1,721,741	$2,208,183	$(486,442)	$2,555,788	$3,292,043	$(736,255)

Summary of Changes in Fair Value Included in Current Period Income

Following are the changes in fair value included in current period income by consolidated statement of income line item for financial statement items accounted for under the fair value option:

	Year ended December 31, 2016
	Net gain on		Net
	mortgage		mortgage
	loans	Net	loan	Net gain
	acquired	interest	servicing	on
	for sale	income	fees	investments	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—
Mortgage-backed securities at fair value	—	(2,391)	—	(13,168)	(15,559)
Mortgage loans acquired for sale at fair value	55,350	—	—	—	55,350
Mortgage loans at fair value	—	1,294	—	(5,252)	(3,958)
ESS at fair value	—	—	—	(23,923)	(23,923)
MSRs at fair value	—	—	(12,524)	—	(12,524)
	$55,350	$(1,097)	$(12,524)	$(42,343)	$(614)
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$(669)	$—	$3,238	$2,569
	$—	$(669)	$—	$3,238	$2,569

	Year ended December 31, 2015
	Net gain on		Net
	mortgage		mortgage
	loans	Net	loan	Net gain
	acquired	interest	servicing	on
	for sale	income	fees	investments	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—
Mortgage-backed securities at fair value	—	(35)	—	(5,224)	(5,259)
Mortgage loans acquired for sale at fair value	71,880	—	—	—	71,880
Mortgage loans at fair value	—	1,253	—	70,470	71,723
ESS at fair value	—	—	—	3,239	3,239
MSRs at fair value	—	—	(7,072)	—	(7,072)
	$71,880	$1,218	$(7,072)	$68,485	$134,511
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$(499)	$—	$4,260	$3,761
	$—	$(499)	$—	$4,260	$3,761

	Year ended December 31, 2014
	Net gain on		Net
	mortgage		mortgage
	loans	Net	loan	Net gain
	acquired	interest	servicing	on
	for sale	income	fees	investments	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—
Mortgage-backed securities at fair value	—	357	—	10,416	10,773
Mortgage loans acquired for sale at fair value	100,213	—	—	—	100,213
Mortgage loans at fair value	—	1,848	—	242,449	244,297
Mortgage loans under forward purchase agreements at fair value				803	803
ESS at fair value	—	—	—	(20,834)	(20,834)
MSRs at fair value	—	—	(16,648)	—	(16,648)
	$100,213	$2,205	$(16,648)	$232,834	$318,604
Liabilities:
Asset-backed financing of a VIE at fair value	$—	$(617)	$—	$(8,459)	$(9,076)
	$—	$(617)	$—	$(8,459)	$(9,076)

Summary of Financial Statement Items Re-measured at Fair Value on Nonrecurring Basis

Following is a summary of financial statement items that were re-measured at fair value on a nonrecurring basis during the periods presented:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Real estate acquired in settlement of loans	$—	$—	$125,683	$125,683
MSRs at lower of amortized cost or fair value	—	—	173,765	173,765
	$—	$—	$299,448	$299,448

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Real estate acquired in settlement of loans	$—	$—	$173,662	$173,662
MSRs at lower of amortized cost or fair value	—	—	145,187	145,187
	$—	$—	$318,849	$318,849

Summary of Changes in Fair Value Recognized in Assets that Measured at Fair Value on a Nonrecurring Basis

The following table summarizes the fair value changes recognized during the period on assets held at period end that were measured at fair value on a nonrecurring basis:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Real estate asset acquired in settlement of loans	$(17,561)	$(24,546)	$(24,896)
MSRs at lower of amortized cost or fair value	(2,728)	(3,229)	(5,138)
	$(20,289)	$(27,775)	$(30,034)

Quantitative Summary of Key Inputs Used in Valuation of Mortgage Loans at Fair Value

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Key inputs	December 31, 2016	December 31, 2015
Discount rate
Range	2.6% – 15.0%	2.5% – 15.0%
Weighted average	7.1%	7.1%
Twelve-month projected housing price index change
Range	2.5% – 4.8%	1.5% – 5.1%
Weighted average	3.7%	3.6%
Prepayment speed (1)
Range	0.1% – 10.9%	0.1% – 9.6%
Weighted average	4.0%	3.7%
Total prepayment speed (2)
Range	2.9% – 24.6%	0.5% – 27.2%
Weighted average	17.7%	19.6%

(1)	Prepayment speed is measured using Life Voluntary Conditional Prepayment Rate (“CPR”).
(2)	Total prepayment speed is measured using Life Total CPR.

Summary of Key Inputs Used in Determining Fair Value of ESS

Following are the key inputs used in determining the fair value of ESS:

Key inputs	December 31, 2016	December 31, 2015
UPB of underlying mortgage loans (in thousands)	$32,376,359	$51,966,405
Average servicing fee rate (in basis points)	34	32
Average ESS rate (in basis points)	19	17
Pricing spread (1)
Range	3.8% - 4.8%	4.8% - 6.5%
Weighted average	4.4%	5.7%
Life (in years)
Range	1.4 - 8.6	1.4 - 9.0
Weighted average	6.8	6.9
Annual total prepayment speed (2)
Range	7.0% - 41.3%	5.2% - 52.4%
Weighted average	10.5%	9.6%

(1)

Pricing spread represents a margin that is applied to a reference interest rate’s forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar London Interbank Offered Rate (“LIBOR”) curve for purposes of discounting cash flows relating to ESS.

(2)	Prepayment speed is measured using Life Total CPR.

Quantitative Summary of Key Unobservable Inputs Used in Valuation of Interest Rate Lock Commitments

Following is a quantitative summary of key unobservable inputs used in the valuation of IRLCs:

Key inputs	December 31, 2016	December 31, 2015
Pull-through rate
Range	60.7% - 100.0%	60.2% - 100.0%
Weighted average	88.5%	92.4%
MSR value expressed as:
Servicing fee multiple
Range	2.6 - 6.0	2.1 - 6.2
Weighted average	5.0	4.9
Percentage of UPB
Range	0.7% - 1.5%	0.5% - 3.8%
Weighted average	1.3%	1.2%

Key Assumptions Used in Determining Fair Value of MSRs at Time of Initial Recognition

Following are the key inputs used in determining the fair value of MSRs at the time of initial recognition:

	Year ended December 31,
	2016		2015		2014
	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value
	(MSR recognized and UPB of underlying mortgage loan amounts in thousands)
MSR recognized	$267,755	$7,337	$140,511	$13,963	$73,640	$47,693
Key inputs
UPB of underlying mortgage loans	$22,068,577	$752,850	$12,195,574	$1,430,795	$6,800,637	$4,573,369
Weighted-average annual servicing fee rate (in basis points)	25	26	25	25	25	25
Pricing spread (1)
Range	7.2% – 12.6%	7.2% – 7.6%	6.5% –17.5%	7.2% – 16.3%	6.3% – 17.5%	8.5% – 14.3%
Weighted average	7.5%	7.3%	7.9%	8.5%	8.6%	9.1%
Life (in years)
Range	1.4 – 12.3	2.0 – 9.4	1.3 – 12.0	2.2 – 9.4	1.1 – 7.3	1.6 – 7.3
Weighted average	8.0	5.9	6.9	6.4	6.4	7.1
Annual total prepayment speed (2)
Range	3.3% – 49.2%	7.2% – 38.0%	3.5% – 51.0%	6.8% – 34.2%	7.6% – 56.4%	8.0% – 42.7%
Weighted average	8.3%	14.5%	9.0%	12.3%	9.6%	9.7%
Annual per-loan cost of servicing
Range	$68 – $79	$68 – $82	$62 – $134	$62 – $68	$59 – $140	$59 – $140
Weighted average	$77	$73	$64	$65	$69	$68

(1)	The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.
(2)	Prepayment speed is measured using Life Total CPR.

Quantitative Summary of Key Assumptions Used in Valuation of MSRs as of Dates Presented, and Effect on Estimated Fair Value from Adverse Changes in Those Inputs

Following is a quantitative summary of key inputs used in the valuation of MSRs as of the dates presented, and the effect on the fair value from adverse changes in those inputs:

	December 31, 2016		December 31, 2015
	Amortized cost	Fair value	Amortized cost	Fair value
	(Carrying value, UPB of underlying mortgage loans and effect on fair value amounts in thousands)
Carrying value	$592,431	$64,136	$393,157	$66,584
Key inputs:
UPB of underlying mortgage loans	$50,539,707	$5,763,957	$35,841,654	$6,458,684
Weighted-average annual servicing fee rate (in basis points)	25	25	26	25
Weighted-average note interest rate	3.8%	4.7%	3.9%	4.7%
Pricing spread (1)
Range	7.6% – 13.0%	7.6% – 12.6%	7.2% – 10.7%	7.2% – 10.2%
Weighted average	7.6%	7.6%	7.3%	7.2%
Effect on fair value of (2):
5% adverse change	$(10,018)	$(979)	$(6,411)	$(944)
10% adverse change	$(19,738)	$(1,929)	$(12,635)	$(1,862)
20% adverse change	$(38,330)	$(3,748)	$(24,553)	$(3,621)
Weighted average life (in years)
Range	3.1 - 8.5	3.2 - 7.0	1.3 - 7.7	2.5 - 6.1
Weighted average	8.0	7.0	7.2	6.1
Prepayment speed (3)
Range	6.7% – 25.7%	6.8% – 24.2%	8.1% – 51.5%	9.2% – 32.5%
Weighted average	7.7%	10.7%	9.6%	13.2%
Effect on fair value of (2):
5% adverse change	$(9,436)	$(1,379)	$(8,159)	$(1,793)
10% adverse change	$(18,578)	$(2,704)	$(16,024)	$(3,502)
20% adverse change	$(36,037)	$(5,202)	$(30,938)	$(6,692)
Annual per-loan cost of servicing
Range	$78 – $79	$77 – $79	$68 – $68	$68 – $68
Weighted average	$79	$79	$68	$68
Effect on fair value of (2):
5% adverse change	$(4,650)	$(555)	$(2,742)	$(470)
10% adverse change	$(9,300)	$(1,110)	$(5,484)	$(940)
20% adverse change	$(18,600)	$(2,220)	$(10,968)	$(1,880)

(1)	The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs.
(2)

For MSRs carried at fair value, an adverse change in one of the above-mentioned key inputs is expected to result in a reduction in fair value which will be recognized in income. For MSRs carried at lower of amortized cost or fair value, an adverse change in one of the above-mentioned key inputs may result in recognition of MSR impairment. The extent of the recognized MSR impairment will depend on the relationship of fair value to the carrying value of such MSRs.

(3)	Prepayment speed is measured using Life Total CPR.